Consolidated Statements of Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 1,541,189	$ 1,321,224
Expenses:
Operating	1,067,871	926,171
General and administrative	112,387	90,072
Other recoveries	(14,200)
Earnings before income taxes, loss (gain) on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, impairment of property, plant, and equipment, impairment of goodwill and depreciation and amortization	375,131	304,981
Depreciation and amortization	365,660	377,746
Impairment of goodwill	207,544
Impairment of property, plant and equipment		15,313
Foreign exchange	4,017	(2,970)
Finance charges	127,178	137,928
Loss (gain) on redemption and repurchase of unsecured senior notes	(5,672)	9,021
Loss before income taxes	(323,596)	(232,057)
Income taxes:
Current	8,573	(1,331)
Deferred	(37,899)	(98,690)
Income tax recovery	(29,326)	(100,021)
Net loss	$ (294,270)	$ (132,036)
Loss per share:
Basic	$ (1.00)	$ (0.45)
Diluted	$ (1.00)	$ (0.45)